Revenue Recognition - Remaining Performance Obligations, Expected Timing of Satisfaction (Details)	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	60.00%
Duration of expected recognition period for remaining performance obligation	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	35.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Maximum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Minimum
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	3 years